Advisory Portfolios Prospectus Supplement

February 15, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated February 15, 2006 to the Advisory Portfolios Prospectus dated January 30, 2006 of:

Advisory Mortgage Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust has approved changing the name of the Advisory Mortgage Portfolio (the “Portfolio”) to “Advisory Portfolio.” In connection with the name change, the Portfolio will no longer be required to invest at least 80% of its assets in mortgage securities. In connection with these changes, the revisions to the Prospectus set forth below will take effect on April 17, 2006.

The Prospectus is hereby supplemented as follows:

(1) The name of the Portfolio is hereby changed to “Advisory Portfolio.” All references in the Prospectus to “Advisory Mortgage Portfolio” are hereby changed to “Advisory Portfolio.”

(2) The last two sentences of the section titled “Advisory Mortgage Portfolio—Process” are hereby deleted in their entirety.

Please retain this supplement for future reference.

TAPSUP 2/06

Statement of Additional Information Supplement

February 15, 2006

Morgan Stanley Institutional Fund Trust

Supplement dated February 15, 2006 to the Statement of Additional Information dated January 30, 2006:

The Board of Trustees of Morgan Stanley Institutional Fund Trust has approved changing the name of the Advisory Mortgage Portfolio (the “Portfolio”) to “Advisory Portfolio.” In connection with the name change, the Portfolio will no longer be required to invest at least 80% of its assets in mortgage securities. In connection with these changes, the revisions to the Statement of Additional Information set forth below will take effect on April 17, 2006.

The Statement of Additional Information is hereby supplemented as follows:

(1) The name of the Portfolio is hereby changed to “Advisory Portfolio.” All references in the Statement of Additional Information to “Advisory Mortgage Portfolio” are hereby changed to “Advisory Portfolio.”

Please retain this supplement for future reference.